Related Party Transactions - Additional Information (Detail) - USD ($)					2 Months Ended	3 Months Ended
		Feb. 26, 2021	Feb. 23, 2021	Oct. 28, 2020	Dec. 31, 2020	Mar. 31, 2021	Oct. 27, 2020
Stock issued during period, value, issued for services	[1]				$ 25,000
Related Party Loans [Member]
Debt instrument conversion price					$ 1.50	$ 1.50
Founder Shares [Member]
Temporary equity shares outstanding		5,625,000
IPO [Member]
Stock issued during period, shares, new issues		172,500,000
IPO [Member] | Founder Shares [Member]
Common stock, threshold percentage on conversion of shares				20.00%
Common Class A [Member]
Temporary equity shares outstanding					157,279,135	157,279,135
Sponsor [Member]
Advance from related party					$ 156,333	$ 156,333
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related party transaction, amounts of transaction			$ 15,000		15,000	15,000
Sponsor [Member] | Promissory Note [Member]
Debt instrument, face amount							$ 300,000
Proceeds from related party debt					$ 300,000	$ 300,000
Sponsor [Member] | Founder Shares [Member]
Temporary equity shares outstanding				5,625,000
Sponsor [Member] | Common Class A [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Share transfer, trigger price per share					$ 12.00	$ 12.00
Number of consecutive trading days for determining share price					20 days	20 days
Number of trading days for determining share price					30 days	30 days
Threshold number of trading days for determining share price from date of business combination					180 days	180 days
Sponsor [Member] | Common Class B [Member] | Founder Shares [Member]
Stock issued during period, value, issued for services				$ 25,000
Stock issued during period, shares, new issues				43,125,000

[1]	This number includes an aggregate of up to 5,625,000 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised by the underwriters (see Note 5).